Goldman Sachs Short Duration Tax-Free Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs Short Duration Tax-Free Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	4.10%	3.00%	3.98%	(3.54%)	0.33%	2.51%	3.58%